Segmental analysis - Adjusted balance sheet reconciliation (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Loans and advances to customers (net)	$ 924,854	$ 1,045,814	$ 1,037,987
Interests in associates and joint ventures	29,254	29,609	26,684
Total external assets	2,966,530	2,957,939	2,984,164
Customer accounts	1,570,303	1,710,574	1,642,780
Operating segments
Disclosure of operating segments [line items]
Loans and advances to customers (net)	924,854	991,197	968,850
Interests in associates and joint ventures	29,254	28,086	25,722
Total external assets	2,966,530	2,805,820	2,781,323
Customer accounts	$ 1,570,303	1,622,547	1,539,229
Currency translation
Disclosure of operating segments [line items]
Loans and advances to customers (net)		54,617	69,137
Interests in associates and joint ventures		1,523	962
Total external assets		152,119	202,841
Customer accounts		$ 88,027	$ 103,551